Accounts payable and accrued expenses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Accounts payable and Accrued expenses	$ 81,006	$ 133,160	$ 50,623
Accounts Payable [Member]
Total Accounts payable and Accrued expenses	36,187	102,249	20,210
Credit Cards Payable [Member]
Total Accounts payable and Accrued expenses	12,999	5,398	22,647
Accrued Interest [Member]
Total Accounts payable and Accrued expenses	473	16,766	6,966
Sales Tax Payable [Member]
Total Accounts payable and Accrued expenses	30,071	7,147
Other [Member]
Total Accounts payable and Accrued expenses	$ 1,276	$ 1,600	$ 800